Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value, underlying Warrants to Purchase American Depositary Shares
Amount Registered | shares	3,294,898
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 5,502,479.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.89
Offering Note	American Depositary Shares, or ADSs, issuable upon deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-183741). Each American Depositary Share represents two (2) ordinary shares.

This registration statement also includes an indeterminate number of shares underlying the ADSs that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act of 1933, as amended, based on the average of the equivalent high and low sales prices of the ADSs on the NYSE American on March 26, 2026, divided by 2 (to give effect to the 1:2 ratio of ADSs to ordinary shares).

Consists of (i) 3,183,476 ordinary shares issuable upon the exercise of new warrants issued to a certain holder in connection with the warrant repricing and (ii) 111,422 ordinary shares issuable upon the exercise of new warrants issued to the placement agent in connection with the warrant repricing.